Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	£ 3,707	£ 3,461
Present value of defined benefit obligation	(3,334)	(3,069)
Net pension asset/(liability)	373	392
Other post-retirement medical benefit obligation	(39)	(43)
Other pension accruals	(9)	(12)
Net retirement benefit asset	325	337
Retirement benefit assets	410	429
Retirement benefit obligations	(85)	(92)
UK Group plan [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	3,588	3,341
Present value of defined benefit obligation	(3,178)	(2,912)
Net pension asset/(liability)	410	429
Other funded plans [member]
Disclosure of net defined benefit (liability) asset [line items]
Fair value of plan assets	119	120
Present value of defined benefit obligation	(135)	(138)
Net pension asset/(liability)	(16)	(18)
Other unfunded plans [member]
Disclosure of net defined benefit (liability) asset [line items]
Present value of defined benefit obligation	(21)	(19)
Net pension asset/(liability)	£ (21)	£ (19)